GOF P7 06/16

SUPPLEMENT DATED JUNE 27, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

EACH OF THE LISTED FUNDS

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Growth Fund, Inc.

Templeton Growth Fund

Effective June 30, 2016, the Prospectus is amended as follows:

I.      The primary benchmark index for the Templeton World Fund has changed from the MSCI World Index to the MSCI ACWI 100% Hedged to USD Index. In addition, the following secondary benchmarks have been added for the Fund: the Linked MSCI ACWI Hedged/World Index (consists of the MSCI World Index through June 29, 2016 and the MSCI ACWI 100% Hedged to the USD Index thereafter) and the MSCI ACWI Index. The “Fund Summary - Performance - Average Annual Total Returns” table is revised to add the following:

The secondary indices in the table below show how the Fund's performance compares to groups of securities that more closely align with the Fund’s portfolio and benchmark histories.

	1 Year	5 Years	10 Years
MSCI AC World (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes)¹	9.45%	10.75%	7.18%
Linked MSCI ACWI Hedged/World Index (index reflects no deduction for fees, expenses or taxes)[2]	5.50%	10.82%	6.61%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	4.71%	9.75%	6.65%

No one index is representative of the Fund’s portfolio.

1.  Performance figures are as of December 31, 2014.  The MSCI AC World (USD Hedged) Index is replacing the MSCI World Index as the Fund’s benchmark. Effective June 30, 2016 the Fund will use certain derivative instruments to seek to hedge against currency risk. The investment manager believes the composition of the MSCI AC World (USD Hedged) Index more accurately reflects the Fund’s hedging activity and holdings.

2.  The Linked MSCI ACWI Hedged/World Index consists of the MSCI World Index through June 29, 2016 and the MSCI ACWI 100% Hedged to the USD Index thereafter.

II. The benchmark index for the Templeton Foreign Fund has changed from the MSCI EAFE Index to the MSCI ACWI EX USA Index.

The “Fund Summary – Performance – Average Annual Total Returns” table is revised to add the following:

	1 Year	5 Years	10 Years
MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes)¹	-3.44%	4.89%	5.60%

1.  Performance figures are as of December 31, 2014.  The MSCI All Country World ex-US Index is replacing the MSCI EAFE Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI All Country World ex-US Index  more accurately reflects the Fund’s holdings.

III. The benchmark index for the Templeton Growth Fund has changed from the MSCI World Index to the MSCI ACWI Index. The “Fund Summary – Performance – Average Annual Total Returns” table is revised to add the following:

	1 Year	5 Years	10 Years
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)¹	4.71%	9.75%	6.65%

1.  Performance figures are as of December 31, 2014.  The MSCI All Country World Index is replacing the MSCI World Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI All Country World Index  more accurately reflects the Fund’s holdings.

IV. For the Templeton Growth Fund, the portfolio management team under the “Fund Summary – Management” section on page 7 is revised as follows:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since June 2016.

Herbert J. Arnett, Jr.        Vice President of Global Advisors and portfolio manager of the Fund since June 2016.

V. For the Templeton World Fund, the portfolio management team under the “Fund Summary – Management” section on page 7 is revised as follows:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since June 2016.

Herbert J. Arnett, Jr.       Vice President of Global Advisors and portfolio manager of the Fund since June 2016.

VI. For the Templeton Growth Fund, the portfolio management team under the “Fund Details – Management” section on page 16 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors
Mr. Peel has been a portfolio manager of the Fund since June 2016. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.  Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since June 2016. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VII. For the Templeton World Fund, the portfolio management team under the “Fund Details – Management” section on page 19 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since June 2016 and portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1996.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors Mr. Peel has been a portfolio manager of the Fund since June 2016. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.  Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since June 2016. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.